Average Annual Total Returns - FidelityIntermediateMunicipalIncomeFund-RetailPRO - FidelityIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2025
Fidelity Intermediate Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.37%
Past 5 years	1.17%
Past 10 years	2.01%
Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.37%
Past 5 years	1.16%
Past 10 years	1.99%
Fidelity Intermediate Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.90%
Past 5 years	1.41%
Past 10 years	2.09%
IXWQ5
Average Annual Return:
Past 1 year	0.71%
Past 5 years	1.05%
Past 10 years	2.12%
F0083
Average Annual Return:
Past 1 year	0.84%
Past 5 years	1.07%
Past 10 years	2.04%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%